U.S. SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20594
                    FORM 24F-2

           ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.     NAME AND ADDRESS OF ISSUER:
New Perspective Fund, Inc.
333 South Hope Street
Los Angeles, CA 90071

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes:     X

3.     INVESTMENT COMPANY ACT FILE NUMBER: 811-2333
SECURITIES ACT FILE NUMBER:  2-47749

4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
September 30, 2001

4(B). CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).  _ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.

5.     CALCULATION OF REGISTRATION FEE:

      (i) Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):               $8,121,683,000

      (ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:                             $4,938,918,000

      (iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:             $

      (iv) Total available redemption credits [add items
5(ii) and 5(iii):                                               $4,938,918,000

      (v) Net sales -- if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                $3,182,765,000

      (vi) Redemption credits available for use in
future years if item 5(i) is less than Item 5(iv) [subtract
Item  5(iv) from Item 5(i)]:                                    $( )

      (vii) Multiplier for determining registration
fee (See Instruction C.9):                                            x .00025

      (viii) Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter "0" if no fee is due):                      $795,691.25

6.     PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Insruction D): +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viiii) plus line 7]: =$795,691.25

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

CIK # 71516    November 30, 2001

Method of delivery:

   X Wire transfer
   _ Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Vincent P. Corti
                              Vincent P. Corti
                              Secretary
Date November 30, 2001

* Please print the name and title of the signing officer below the signature.